CONVERTIBLE NOTES (Details)				1 Months Ended	6 Months Ended
	May 06, 2021 shares	Mar. 17, 2021 USD ($) $ / shares Y D	Feb. 02, 2021 USD ($) $ / shares shares	Sep. 30, 2019 subsidiary	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($) $ / shares
Debt Instrument [Line Items]
Principal amount | ¥					¥ 63,042,155
Number of subsidiaries disposed off | subsidiary				3
Gain on extinguishment of convertible notes | ¥							¥ 56,755,902
Amortization of debt discount					44,894,804	$ 6,953,320	2,923,316
Convertible Notes Payable, Net
Debt Instrument [Line Items]
Principal amount | ¥					162,151,500
Interest expense					¥ 44,900,000	6,900,000	¥ 0
6% Convertible Debenture Agreement
Debt Instrument [Line Items]
Interest rate (as a percent)		6.00%	6.00%
February Note
Debt Instrument [Line Items]
Principal amount			$ 5,000,000					$ 5,000,000
Interest rate (as a percent)			6.00%		6.00%			6.00%
Amount of fair value			$ 900,000
Conversion price | $ / shares								$ 14.00
Initial carrying value			$ 1,700,000
Amortization of debt discount						$ 700,000
February Note | Convertible Notes Payable, Net
Debt Instrument [Line Items]
Principal amount | ¥					¥ 32,195,500
March Note
Debt Instrument [Line Items]
Principal amount		$ 20,000,000						$ 20,000,000
Interest rate (as a percent)		6.00%			6.00%			6.00%
Debt instrument redemption percentage		90.00%
Ordinary shares | shares	3,277,050
Amount of fair value		$ 2,444,444
March Note | Convertible Notes Payable, Net
Debt Instrument [Line Items]
Principal amount | ¥					¥ 129,956,000
March Note | Dividend Yield
Debt Instrument [Line Items]
Fair value of conversion option		0
March Note | Expected Volatility | Maximum
Debt Instrument [Line Items]
Fair value of conversion option		205.94
March Note | Expected Volatility | Minimum
Debt Instrument [Line Items]
Fair value of conversion option		202.7
March Note | Weighted Average Risk-free Interest Rate
Debt Instrument [Line Items]
Fair value of conversion option		0.7
March Note | Expected Life | Maximum
Debt Instrument [Line Items]
Fair value of conversion option | Y		1
March Note | Expected Life | Minimum
Debt Instrument [Line Items]
Fair value of conversion option | Y		0.71
March Note | Estimated Fair Value of Price Per Share | Maximum
Debt Instrument [Line Items]
Fair value of conversion option | $ / shares		42.44
March Note | Estimated Fair Value of Price Per Share | Minimum
Debt Instrument [Line Items]
Fair value of conversion option | $ / shares		9.25
Class A Ordinary Shares
Debt Instrument [Line Items]
Ordinary shares | shares			30
Shares subject to redemption price per share | $ / shares			$ 0.0001
American Depositary Shares
Debt Instrument [Line Items]
Ordinary shares | shares			10,000,000
American Depositary Shares | February Note
Debt Instrument [Line Items]
Ordinary shares | shares			50,000
Sale of stock price per share | $ / shares			$ 18.5
Conversion price | $ / shares			$ 14
Debt discount			$ 600,000
Amortized discount over the life			12 months
American Depositary Shares | March Note
Debt Instrument [Line Items]
Amount of fair value		$ 2,444,444
Conversion price percentage		90.00%
Average trading day price | D		5